COMBINED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 5,952	$ 5,555	$ 5,310
Cost of sales	2,443	2,329	2,240
Gross margin	3,509	3,226	3,070
Selling, general and administrative expenses	1,053	1,017	913
Research and development expenses	820	595	581
Other (income) expense, net	104	1	15
Income from continuing operations before income taxes	1,532	1,613	1,561
Income tax expense	346	325	356
Net income from continuing operations	1,186	1,288	1,205
Income from discontinued operations, net of tax	551		43
Net income	$ 1,737	$ 1,288	$ 1,248
Net income from continuing operations per common share
Basic	$ 1.75	$ 1.90	$ 1.78
Diluted	1.74	1.89	1.77
Income from discontinued operations per common share
Basic	0.82		0.06
Diluted	0.81		0.06
Net income per common share
Basic	2.57	1.90	1.84
Diluted	$ 2.55	$ 1.89	$ 1.83
Weighted-average number of common shares outstanding
Basic	676	676	676
Diluted	681	681	681